Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI NEXTSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Gabelli RBI NextShares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GABELLI RBI NEXTSHARES<br/>(the “Gabelli RBI Fund” or the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide above average capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 21, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period from inception on February 21, 2018 to September 30, 2018, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same (taking into account the expense limitation for one year). Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in equity securities, such as common stock, of domestic and foreign services and equipment companies focused on physical asset development, including roads, bridges, and infrastructure (RBI). The Adviser selects companies which it believes are currently undervalued and have the potential to benefit from domestic and global reinvestment and development of physical assets, including roads, bridges, and other infrastructure-related industries. The Adviser’s investment process emphasizes a bottom-up approach to stock selection, focused on global exposure, risk mitigation, and fundamental analysis. In addition, the Adviser evaluates each company in its global universe using proprietary equity analysis, with a focus on core competencies.

The Adviser’s investment philosophy with respect to securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The Adviser also generally evaluates an issuer’s free cash flow and long term earnings trends. Finally, the Adviser looks for a catalyst, something indigenous to the company, its industry or geographic positioning that may surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business.

The Fund is intended for investors seeking above average capital appreciation. It is not intended for those who wish to play short term swings in the stock market.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests primarily in equity securities, such as common stock, of domestic and foreign services and equipment companies focused on physical asset development, including roads, bridges, and infrastructure (RBI).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may want to invest in the Fund if:
  you are a long term investor
  you seek above average capital appreciation
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:
  Contingent Pricing Risk.    Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day. Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day. Like mutual funds, the Fund does not offer opportunities to transact intraday at currently (versus end of day) determined prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade prices versus NAV, they cannot be used to control or limit trade execution prices.
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will fluctuate, sometimes rapidly and unpredictably, due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. Holders of equity securities only have rights to value in the company only after all issuer debts have been paid and they could lose their entire investment in a company that encounters financial difficulty.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets. To the extent that the underlying securities held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security. In addition, there may be deviations between the market price of Fund shares and the value of the underlying foreign securities held by the Fund.
  Industry Concentration Risk.    The Fund invests a significant portion of its assets in companies in the industrials industry, which includes domestic and foreign services and equipment companies focused on physical asset development, including roads, bridges, and infrastructure. As a result, the value of the Fund’s shares will be more susceptible to factors affecting those particular types of companies, which may include, among others, governmental regulation, greater price volatility for the overall market, rapid obsolescence of products and services, intense competition, and strong market reactions to consumer tastes and demands.
  Management Risk.    If the Adviser is incorrect in its assessment of the investment prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Market Trading Risk.    Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.
  New Fund Risk.    The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.
  Non-Diversification Risk.    As a non-diversified fund, more of the Fund’s assets may be focused in the securities of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified fund.
  Sector Risk.    The Fund will invest substantially, or even exclusively, in certain sectors and therefore the Fund carries the risks of those particular sectors. The Fund will invest in domestic and foreign services and equipment companies focused on roads, bridges, and infrastructure. These companies may be adversely affected by changes in government regulation, world events and economic conditions. These companies may also face higher risk of government involvement as physical assets such as roads, bridges, and infrastructure may be considered key components of national security or potential sources of government revenue. In addition, such companies could be adversely affected by commodity price volatility, technological developments and labor relations.
  Small- and Mid-Capitalization Companies Risk.    Investing in securities of small- and mid-capitalization companies may involve greater risks than investing in larger, more established issuers. Small- and mid-capitalization companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, lower revenues, limited product lines, greater dependence on a few customers, or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	<ul type="square"><li> Non-Diversification Risk. As a non-diversified fund, more of the Fund’s assets may be focused in the securities of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified fund. </li></ul>
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table. Once the Fund has a full calendar year of performance, the prospectus will include a performance bar chart that shows how performance has varied from year to year for the Fund’s shares and a performance table that shows the average annual total returns for the Fund and also compares the Fund’s returns with that of a broad-based securities market index. As with all funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has a full calendar year of performance, the prospectus will include a performance bar chart that shows how performance has varied from year to year for the Fund's shares and a performance table that shows the average annual total returns for the Fund and also compares the Fund's returns with that of a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Gabelli RBI NextShares | Gabelli RBI NextShares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	7.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.07%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	7.12%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[1]
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	1,725
5 Years	rr_ExpenseExampleYear05	3,255
10 Years	rr_ExpenseExampleYear10	6,687
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,725
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,255
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,687

[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90%. Under this same arrangement, the Fund has also agreed, during the three year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% after giving effect to the repayments. This arrangement is in effect through February 21, 2020, and may be terminated only by the Board of Trustees of the Fund before such time. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.